Taxes on Income	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 7 - TAXES ON INCOME

a.	Israeli corporate tax

1)	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969:

The Company is an “Industrial Company”, as defined by this law. As such, the Company is entitled to claim depreciation at increased rates for equipment used in industrial activity, as stipulated by regulations published under the Income Tax (Inflationary Adjustments) Law, 1985.

2)	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

On February 18, 2018 and on February 16, 2022, the Company received a status of “Technologic Preferred Enterprise” as defined under the Investment Law (the “Approvals”). In accordance with the Approvals, starting in 2017 and until 2026, income originating from granting the right of use as defined in the Approval, will be defined as Technologic Preferred Income, as defined under the Law, and will be subject to a tax rate of 7.5%. The reduced tax rate applies only with respect to the revenue attributable to the portion of intellectual property developed in Israel. The Preferred Technological Income is calculated for each tax year by applying the “Nexus” formula as detailed in the Israeli regulations.

Dividends distributed from income which is attributed to a “Technologic Preferred Enterprise” will be subject to withholding tax of 20%, subject to a reduced tax rate under the provisions of an applicable double taxation treaty.

b.	Other applicable tax rates:

1)	Income from other sources in Israel

The tax rate relevant to corporates in Israel in the year 2021 and thereafter is 23%.

2)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to tax laws in their countries of residence (19% in the U.K, 30% in Germany, 21% in U.S. and 16% in Romania).

c.	Deferred income taxes:

1)	Provided in respect of the following:

	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Research and development expenses, which are recognized for tax purposes over three years	$95	$105
Carryforward tax losses, see (2) below	1,134	1,388
Other	7	10
Less - valuation allowance, see (2) below	(1,134)	(1,360)
	$102	$143

Deferred income tax assets are presented in the balance sheet among non-current assets. Also, as of December 31, 2023 and 2022, the Company has deferred income tax liability in amount of $80 thousand and $112 thousand, respectively, which is calculated on temporary difference on intangible assets, which were recorded as a part of Message Mobile’s acquisition. Deferred income tax liability is presented in the balance sheet among long-term liabilities.

2)	As of December 31, 2023 and 2022, the Company has provided valuation allowances in respect of certain deferred tax assets in certain subsidiaries resulting from tax losses carryforward due to uncertainty concerning their realization.

d.	Taxes on income included in the statements of operations:

1)	As follows:

	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands
Current:
In Israel	$308	$335	$687
Outside Israel	45	(12)	346
	353	323	1,033
Deferred:
In Israel	12	1	(18)
Outside Israel	(6)	6	(79)
	$359	$330	$936

2)	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see b. above), and the actual tax expense:

	Years Ended December 31,
	2 0 2 3	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Income before taxes on income, as reported in the statements of operations*	$5,526	$5,617	$6,883

Theoretical tax expense	1,271	1,292	1,583
Less - tax benefits arising from Technologic Preferred Enterprise status, see a. above	(757)	(797)	(739)
	514	495	844
Increase (decrease) in taxes resulting from other differences:
Disallowable deductions	140	20	38
Taxes on income from previous years	(88)	(80)	169
Changes in valuation allowance	(178)	(119)	(127)
Other	(29)	14	12
Taxes on income for the reported years:	$359	$330	$936

* As follows:
Taxable in Israel	$4,830	$5,144	$4,936
Taxable outside Israel	696	473	1,947
	$5,526	$5,617	$6,883

e.	Tax assessments:

On March 23, 2023, the Company has received final assessments from the Israel Tax Authority for the 2018-2021 tax years.